Related Party Transactions - Summary of Transactions with Related Party Pension Plans (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Summary of Transactions with Related Party Pension Plans
Equity shares issued by the Group held in plan assets	€ 0	€ 0
Other assets	0	0
Fees paid from plan assets to asset managers of the Group	25	22
Market value of derivatives with a counterparty of the Group	(737)	(547)
Notional amount of derivatives with a counterparty of the Group	€ 10,150	€ 8,755